Other current liabilities (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Other current liabilities
IT service fees payable	$ 377,477	$ 41,175
Shipping expenses payable	246,957	134,928
Professional service fees payable	137,484	58,223
Marketing expenses payable	1,401	50,945
Others	102,434	15,108
Total	$ 865,753	$ 300,379